UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-772
RIVERSOURCE EQUITY SERIES, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)

Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 11/30
Date of reporting period: 02/28

Portfolio of Investments
RiverSource Mid Cap Growth Fund
Feb. 28, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.1%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.7%)
Precision Castparts	29,322	(d)	$3,306,056
Rockwell Collins	26,387	(d)	1,485,060

Total			4,791,116

Air Freight & Logistics (1.2%)
CH Robinson Worldwide	52,950	(d)	2,823,824
Expeditors Intl of Washington	161,757	(d)	5,899,277

Total			8,723,101

Biotechnology (1.9%)
BioMarin Pharmaceutical	360,813	(b,d)	7,216,261
Cephalon	54,238	(b,d)	3,724,523
Vertex Pharmaceuticals	62,309	(b)	2,530,368

Total			13,471,152

Capital Markets (2.0%)
Affiliated Managers Group	45,757	(b,d)	3,254,695
Blackstone Group LP	225,452		3,151,819
E*TRADE Financial	3,127,911	(b)	5,035,937
T Rowe Price Group	56,427	(d)	2,860,285

Total			14,302,736

Chemicals (0.6%)
Ecolab	101,087		4,259,806

Commercial Banks (4.1%)
Associated Banc-Corp	161,585	(d)	2,086,062
First Midwest Bancorp	155,219	(d)	2,109,426
Marshall & Ilsley	1,040,759	(d)	7,368,574
Regions Financial	761,447	(d)	5,139,767
SunTrust Banks	80,084		1,906,800
Synovus Financial	1,580,763	(d)	4,505,175
Zions Bancorporation	348,183	(d)	6,455,313

Total			29,571,117

Communications Equipment (7.1%)
BigBand Networks	2,147,858	(b)	6,185,831
Brocade Communications Systems	105,047	(b)	611,374
Ciena	926,223	(b,d)	13,282,037
CommScope	79,403	(b,d)	2,023,982
Finisar	307,818	(b,d)	3,856,960
Infinera	1,061,027	(b)	8,042,585
Juniper Networks	219,431	(b,d)	6,139,679
ORBCOMM	1,211,319	(b)	2,931,392
Palm	601,918	(b,d)	3,671,700
Riverbed Technology	61,808	(b,d)	1,684,268
Tellabs	425,400		2,939,514

Issuer	Shares		Value(a)
Total			51,369,322

Computers & Peripherals (0.6%)
STEC	404,966	(b,d)	4,163,050

Construction & Engineering (2.9%)
EMCOR Group	219,027	(b)	5,042,002
Fluor	111,319		4,764,453
Foster Wheeler	85,954	(b)	2,115,328
Quanta Services	394,686	(b)	7,499,034
Shaw Group	49,827	(b)	1,728,997

Total			21,149,814

Construction Materials (0.7%)
Martin Marietta Materials	35,799	(d)	2,835,997
Vulcan Materials	58,268	(d)	2,529,414

Total			5,365,411

Consumer Finance (0.4%)
First Marblehead	1,088,323	(b,d)	2,568,442

Distributors (0.4%)
LKQ	134,976	(b,d)	2,584,790

Diversified Financial Services (1.3%)
IntercontinentalExchange	57,251	(b)	6,142,460
NASDAQ OMX Group	169,733	(b)	3,162,126

Total			9,304,586

Diversified Telecommunication Services (0.4%)
Qwest Communications Intl	660,243		3,010,708

Electric Utilities (0.5%)
PPL	117,475		3,345,688

Electrical Equipment (3.2%)
Energy Conversion Devices	376,487	(b,d)	2,710,706
Evergreen Solar	2,236,254	(b,d)	2,504,604
First Solar	62,902	(b,d)	6,661,322
Hubbell Cl B	39,276		1,840,081
JA Solar Holdings ADR	463,012	(b,c,d)	2,296,540
Real Goods Solar Cl A	636,623	(b)	1,935,334
SunPower Cl A	130,355	(b,d)	2,444,156
Suntech Power Holdings ADR	81,844	(b,c,d)	1,085,251
Yingli Green Energy Holding ADR	145,541	(b,c,d)	1,685,365

Total			23,163,359

Electronic Equipment, Instruments & Components (0.8%)
Brightpoint	225,807	(b,d)	1,610,004
Itron	56,838	(b,d)	3,805,304

Total			5,415,308

Energy Equipment & Services (2.9%)
Cameron Intl	104,386	(b)	4,293,396
Diamond Offshore Drilling	20,468		1,787,266
Ensco Intl ADR	110,195	(c)	4,867,313
Hercules Offshore	1,193,817	(b,d)	4,369,370
Oceaneering Intl	30,839	(b,d)	1,864,218
Weatherford Intl	229,745	(b,c)	3,834,444

Issuer	Shares		Value(a)
Total			21,016,007

Food & Staples Retailing (0.5%)
BJ’s Wholesale Club	107,138	(b,d)	3,875,181

Food Products (0.7%)
HJ Heinz	113,875		5,226,863

Health Care Equipment & Supplies (4.9%)
CR Bard	55,453	(d)	4,645,852
Gen-Probe	162,200	(b,d)	7,311,976
Haemonetics	115,531	(b,d)	6,179,753
Hologic	318,863	(b,d)	5,500,387
Hospira	48,806	(b)	2,554,018
Masimo	129,918	(b,d)	3,597,429
NuVasive	55,536	(b,d)	2,218,663
Varian Medical Systems	66,180	(b,d)	3,240,835

Total			35,248,913

Health Care Providers & Services (2.6%)
AmerisourceBergen	82,599	(d)	2,316,076
Emdeon Cl A	217,629	(b)	3,395,012
Laboratory Corp of America Holdings	19,537	(b,d)	1,432,257
MEDNAX	73,399	(b)	3,926,847
Patterson Companies	49,211	(b,d)	1,460,582
Select Medical Holdings	732,103	(b,d)	5,995,924

Total			18,526,698

Hotels, Restaurants & Leisure (3.8%)
Buffalo Wild Wings	42,904	(b)	1,885,631
Burger King Holdings	313,723	(d)	5,612,503
Cheesecake Factory	101,009	(b,d)	2,388,863
Darden Restaurants	86,863	(d)	3,522,295
Intl Game Technology	61,664		1,082,203
Marriott Intl Cl A	68,358	(d)	1,853,181
Melco PBL Entertainment Macau ADR	1,037,904	(b,c,d)	4,193,132
Panera Bread Cl A	32,383	(b,d)	2,357,159
PF Chang’s China Bistro	57,875	(b,d)	2,456,215
Starwood Hotels & Resorts Worldwide	58,428	(d)	2,261,164

Total			27,612,346

Household Durables (0.5%)
KB Home	124,767	(d)	2,031,206
Pulte Homes	157,591	(b,d)	1,706,711

Total			3,737,917

Household Products (0.5%)
Clorox	61,653		3,779,945

Insurance (0.4%)
Principal Financial Group	128,343		2,978,841

Internet & Catalog Retail (0.4%)
priceline.com	12,900	(b)	2,925,204

Internet Software & Services (2.0%)
Akamai Technologies	109,917	(b,d)	2,890,817
Limelight Networks	1,035,004	(b)	3,808,815
OpenTable	226,839	(b,d)	7,730,673

Issuer	Shares		Value(a)
Total			14,430,305

IT Services (0.7%)
ManTech Intl Cl A	44,145	(b,d)	2,179,880
Paychex	97,433	(d)	2,917,144

Total			5,097,024

Leisure Equipment & Products (0.2%)
LeapFrog Enterprises	262,524	(b)	1,430,756

Life Sciences Tools & Services (1.0%)
Covance	50,985	(b,d)	2,886,771
Illumina	110,964	(b,d)	4,030,212

Total			6,916,983

Machinery (1.5%)
Badger Meter	49,718	(d)	1,786,368
Flowserve	22,192		2,221,197
Joy Global	44,570	(d)	2,264,156
Kennametal	119,741	(d)	3,119,253
Terex	90,696	(b,d)	1,765,851

Total			11,156,825

Marine (3.8%)
Diana Shipping	264,402	(b,c)	3,677,832
DryShips	3,115,434	(b,c,d)	17,041,424
Genco Shipping & Trading	306,945	(b,d)	6,445,845

Total			27,165,101

Media (1.1%)
Regal Entertainment Group Cl A	303,507		4,534,395
Sirius XM Radio	3,208,296	(b,d)	3,272,462

Total			7,806,857

Metals & Mining (4.3%)
AK Steel Holding	168,010	(d)	3,617,255
Alcoa	266,254	(d)	3,541,178
Allegheny Technologies	121,901	(d)	5,322,198
Cliffs Natural Resources	45,205	(d)	2,549,562
Freeport-McMoRan Copper & Gold	20,518	(d)	1,542,133
Kinross Gold	180,161	(c)	3,264,517
Steel Dynamics	153,466		2,506,100
United States Steel	93,115	(d)	4,929,508
Yamana Gold	354,920	(c)	3,740,857

Total			31,013,308

Multiline Retail (0.8%)
Nordstrom	76,277	(d)	2,817,672
Saks	378,312	(b,d)	2,640,618

Total			5,458,290

Oil, Gas & Consumable Fuels (6.0%)
Alpha Natural Resources	54,221	(b)	2,494,708
Arch Coal	137,974	(d)	3,103,035
CONSOL Energy	87,717		4,417,428
Denbury Resources	132,316	(b,d)	1,863,009
El Paso	481,374		5,039,986
Frontier Oil	425,265	(d)	5,269,034
Murphy Oil	39,069		2,027,681

Issuer	Shares		Value(a)
Petrohawk Energy	191,428	(b,d)	4,096,559
Range Resources	41,283	(d)	2,089,333
Southwestern Energy	35,900	(b)	1,527,545
Tesoro	307,792	(d)	3,668,881
Western Refining	944,986	(b,d)	4,101,239
Williams Companies	177,056		3,813,786

Total			43,512,224

Personal Products (0.5%)
Avon Products	117,351		3,572,164

Pharmaceuticals (1.4%)
Mylan	91,976	(b,d)	1,962,768
Perrigo	34,645	(d)	1,717,353
Shire ADR	98,190	(c,d)	6,335,218

Total			10,015,339

Road & Rail (1.0%)
Con-way	35,008		1,137,410
JB Hunt Transport Services	56,953	(d)	2,020,692
Landstar System	77,004	(d)	3,071,690
Ryder System	31,296		1,104,436

Total			7,334,228

Semiconductors & Semiconductor Equipment (8.1%)
Altera	172,869	(d)	4,223,190
Analog Devices	129,507		3,786,785
Broadcom Cl A	91,109		2,853,534
FormFactor	324,458	(b,d)	5,337,334
Maxim Integrated Products	123,573	(d)	2,288,572
Mellanox Technologies	307,655	(b,c)	5,802,373
MEMC Electronic Materials	278,869	(b,d)	3,377,104
NVIDIA	323,779	(b)	5,245,220
PMC-Sierra	2,809,270	(b)	23,316,941
Xilinx	109,861		2,837,710

Total			59,068,763

Software (7.9%)
Activision Blizzard	303,172		3,222,718
Adobe Systems	42,902	(b)	1,486,554
Compuware	1,451,465	(b)	10,871,474
Electronic Arts	504,285	(b)	8,361,045
Intuit	61,327	(b)	1,984,542
Symantec	265,702	(b)	4,397,368
TIBCO Software	2,730,984	(b)	25,043,124
VMware Cl A	33,768	(b)	1,671,854

Total			57,038,679

Specialty Retail (6.9%)
American Eagle Outfitters	283,072	(d)	4,775,425
Bed Bath & Beyond	54,066	(b)	2,249,686
Dick’s Sporting Goods	282,028	(b,d)	6,861,741
GameStop Cl A	560,744	(b,d)	9,644,797
Limited Brands	217,073	(d)	4,799,484
Office Depot	824,582	(b)	5,953,482
PetSmart	128,414	(d)	3,495,429
rue21	133,600	(b)	3,839,664
Tiffany & Co	66,064		2,932,581
TJX Companies	84,328		3,510,575

Issuer	Shares		Value(a)
Urban Outfitters	46,852	(b,d)	1,509,103

Total			49,571,967

Textiles, Apparel & Luxury Goods (0.5%)
Coach	89,717		3,269,287

Thrifts & Mortgage Finance (0.4%)
MGIC Investment	188,833	(b,d)	1,446,461
Radian Group	159,798	(d)	1,569,216

Total			3,015,677

Tobacco (0.6%)
Lorillard	59,870		4,372,905

Trading Companies & Distributors (0.5%)
Fastenal	87,811	(d)	3,896,174

Wireless Telecommunication Services (1.0%)
American Tower Cl A	102,636	(b)	4,378,451
NII Holdings	78,466	(b)	2,936,198

Total			7,314,649

Total Common Stocks (Cost: $666,380,845)			$693,944,926

Money Market Fund (3.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	25,346,252	(e)	$25,346,252

Total Money Market Fund (Cost: $25,346,252)			$25,346,252

Investments of Cash Collateral Received for Securities on Loan (27.3%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (4.4%)
Ebbets Funding LLC
03-04-10	0.48%	$4,998,133	$4,998,133
Elysian Funding LLC
04-15-10	0.55	7,989,489	7,989,489
Grampian Funding LLC
03-08-10	0.22	2,999,432	2,999,432
Rheingold Securitization
03-04-10	0.27	5,997,390	5,997,390
Scaldis Capital LLC
03-08-10	0.18	4,999,200	4,999,200
Versailles Commercial Paper LLC
03-22-10	0.23	4,999,106	4,999,106

Total			31,982,750

Certificates of Deposit (15.9%)
Australia and New Zealand Bank Group
04-26-10	0.30	4,000,000	4,000,000
05-24-10	0.31	5,000,000	5,000,000
Banco Popular Espanol
03-29-10	0.37	3,997,576	3,997,576
Banco Santander Central Hispano
04-16-10	0.30	5,000,000	5,000,000
Bank of Tokyo Securities
03-23-10	0.29	5,000,000	5,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Banque Federative du Credit Mutuel
03-02-10	0.28	2,997,855	2,997,855
04-19-10	0.35	1,998,276	1,998,276
Caisse des Depots
03-12-10	0.19	4,999,261	4,999,261
Caixa Geral de Deposit
03-04-10	0.30	5,000,000	5,000,000
Clydesdale Bank
04-06-10	0.26	5,000,000	5,000,000
04-12-10	0.25	2,500,000	2,500,000
Commerzbank
03-22-10	0.21	5,000,000	5,000,000
Credit Industrial et Commercial
04-13-10	0.34	2,000,000	2,000,000
Credit Suisse First Boston, Seoul
05-17-10	0.35	2,000,000	2,000,000
Dexia Credit Local
03-12-10	0.28	3,000,000	3,000,000
KBC Bank
03-22-10	0.23	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking
03-03-10	0.23	3,999,285	3,999,285
Natixis
04-12-10	0.27	3,998,175	3,998,175
04-26-10	0.24	5,000,000	5,000,000
Norinchukin Bank
04-08-10	0.25	6,000,000	6,000,000
NyKredit Bank
03-22-10	0.44	5,000,000	5,000,000
Raiffeisen Zentralbank Oesterreich
03-03-10	0.25	5,000,000	5,000,000
San Paolo IMI Bank Ireland
03-08-10	0.20	4,999,222	4,999,222
Skandinaviska Enskilda Banken
03-05-10	0.22	4,999,786	4,999,786
Sumitomo Mitsui Banking
05-04-10	0.27	5,000,000	5,000,000
Unicredito Italiano
05-03-10	0.28	5,000,000	5,000,000
United Overseas Bank, New York
05-28-10	0.30	5,000,000	5,000,000

Total			114,489,436

Commercial Paper (1.1%)
Citigroup Funding
03-05-10	0.19	2,999,446	2,999,446
03-11-10	0.19	4,999,103	4,999,103

Total			7,998,549

Repurchase Agreements (5.9%)(f)
Barclays Capital dated 02-26-10, matures 03-01-10, repurchase price $9,924,071	0.11	9,923,980	9,923,980
Morgan Stanley dated 01-21-10, matures 03-29-10, repurchase price $8,002,342	0.34	8,000,000	8,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Nomura Securities dated 02-26-10, matures 03-01-10, repurchase price $15,000,150	0.12	15,000,000	15,000,000
RBS Securities dated 02-26-10, matures 03-01-10, repurchase price $10,000,367	0.44	10,000,000	10,000,000

Total			42,923,980

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $197,394,715)			$197,394,715

Total Investments in Securities
(Cost: $889,121,812)(g)			$916,685,893

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Nov. 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Feb. 28, 2010, the value of foreign securities, excluding short-term securities, represented 8.01% of net assets.

(d)	At Feb. 28, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2010.

(f)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Barclays Capital (0.11%)

Security description	Value (a)

Fannie Mae Discount Notes	$2,478,514
Federal Farm Credit Bank	967,968
Federal Home Loan Mtge Corp	4,288,411
Federal Natl Mtge Assn	2,387,579

Total market value of collateral securities	$10,122,472

Morgan Stanley (0.34%)

Security description	Value (a)

Erasmus Capital Corp	$666,459
Metlife Short Term Funding LLC	102,237
Scaldis & Scaldis JO	2,373,857
Shell Intl Finance BV	1,478,437
Solitaire Funding LLC	1,683,228
Tempo Finance Ltd	746,443
TSL (USA) Inc	1,351,415

Total market value of collateral securities	$8,402,076

Nomura Securities (0.12%)

Security description	Value (a)

Fannie Mae Discount Notes	$1,116,110
Federal Farm Credit Bank	31,347
Federal Home Loan Banks	3,178,272
Federal Home Loan Mtge Corp	6,033,504
Federal Natl Mtge Assn	3,435,081
Freddie Mac Discount Notes	1,505,699

Total market value of collateral securities	$15,300,013

RBS Securities (0.44%)

Security description	Value (a)

ACE Securities Corp	$64,504
Aegis Asset Backed Securities Trust	84,248
Ameriquest Mtge Securities Inc	95,988
Amortizing Residential Collateral Trust	171,968
Capital One Multi-Asset Execution Trust	588,902
Citibank Omni Master Trust	22,453
First Franklin Mtge Loan Asset Backed Certificates	190,564
Freddie Mac Gold Pool	6,725,783
GE Business Loan Trust	286,684
Green Tree Mtge Loan Trust	110,577
Greenwich Capital Commercial Funding Corp	608,906
GS Mtge Securities Corp II	190,457
HFC Home Equity Loan Asset Backed Certificates	478,025
Household Credit Card Master Note Trust I	562,046
Petra CRE CDO	76,713
Wells Fargo Home Equity Trust	44,448

Total market value of collateral securities	$10,302,266

(g)	At Feb. 28, 2010, the cost of securities for federal income tax purposes was approximately $889,122,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$80,160,000
Unrealized depreciation	(52,596,000)

Net unrealized appreciation	$27,564,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Nov. 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2010:

	Fair value at Feb. 28, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$693,944,926	$—	$—	$693,944,926

Total Equity Securities	693,944,926	—	—	693,944,926

Other
Affiliated Money Market Fund(b)	25,346,252	—	—	25,346,252
Investments of Cash Collateral Received for Securities on
Loan(c)	—	197,394,715	—	197,394,715

Total Other	25,346,252	197,394,715	—	222,740,967

Total	$719,291,178	$197,394,715	$—	$916,685,893

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Equity Series, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date April 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date April 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date April 28, 2010